6. Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Significant Accounting Judgments Estimates And Assumptions
Significant accounting judgments, estimates and assumptions

The preparation of the consolidated financial statements of the Company requires Management to make judgments, estimates and assumptions that impact the reported amounts of revenue, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the year; however, uncertainty about these assumptions and estimates could result in outcomes that require material adjustments to the carrying amount of the asset or liability impacted in future periods. In the process of applying the Company’s accounting policies, Management has made the following judgments, which have the most significant impact on the amounts recognized in the consolidated financial statements:

6.1.	Impairment

According to the method disclosed in note 4.8, the Company assessed if there were assets that might not be recoverable at the year ended December 31, 2017 and concluded that there was no need for the recognition of an impairment loss.

a)	Test of impairment for assets related to the stores

The procedure for verification of non-recoverability of property and equipment consisted in testing operating assets and intangible assets (such as Commercial rights) directly attributable to the stores. The steps of the test were as follows:

·       Step 1: compared the carrying amount of stores with a multiple of sales (30% to 35%), representing transactions between retail companies. For stores with an amount lower than the carrying amount, we come to a more detailed method, described in Step 3;

·       Step 2: for a selection of owned stores, we considered an evaluation report issued by independent experts and if it included impairment indicators then we applied the same procedures used for third-party stores, described in Step 3;

·       Step 3: we prepare the discounted cash flow of stores, using sales growth average 3.4% (6.0% on December 31, 2016) for the next 5 years. The discount rate used was 9.9%.

b)	Test of impairment for intangibles of indefinite useful life

For the purposes of impairment test, goodwill acquired through business combinations and licenses (brands) with indefinite life was allocated to cash generating units, which are also operating segments disclosed financial information. The segments are: Retail, Cash and Carry, Home Appliances and E-commerce. The last two are held for sale (note 32).

Segments’ recoverable value is calculated using the value in use based on estimated cash from financial budgets approved by senior management for the following three years. The discount rate on cash flow projections is 9.9%, and the cash flows exceeding three years are extrapolated using a growth rate of 5.5% for retail and cash and carry (6.5% on December 31, 2016). Based on this analysis, no impairment charges were necessary.

The cash-and-carry brand refers to “ASSAÍ”, and the home appliance brands refer to “PONTO FRIO” and “CASAS BAHIA”. These brands were acquired through business combinations..

The consolidated Via Varejo total net assets, including Cnova Brasil, were tested as described in note 32.

6.2.	Income taxes

Given the nature and complexity of the Group business, the differences between actual results and assumptions, or future changes to such assumptions, could result in future adjustments to already recorded tax benefit and expenses. The Company records tax provisions, based on reasonable estimates, for the eventual consequences of audits by the tax authorities. The amount of these provisions is based on various factors, such as previous tax audits and different interpretations of tax regulations by the taxpayer and the appropriate tax authority. Such differences in interpretation may refer to a wide range of issues.

Deferred income tax and social contribution assets are recognized for all unused tax losses to the extent that it is probable that taxable income will be available to offset the tax credits. Significant Management judgment is required to determine the amount of deferred income tax and social contribution assets that can be recognized, based on income estimates and future taxable income, based on the annual business plan approved by the Board of Directors.

The Company writes-off or constitutes a provision when income tax and social contribution credits fulfillment is not probable. Accumulated tax losses do not expire; however their use is limited to 30% of taxable income for each year. The amounts of deferred tax assets recognized for accumulated tax carry forwards relates to subsidiaries that have tax planning opportunities for the use of these balances. Further details on taxes are disclosed in Note 20.

6.3.	Fair value of derivatives and other financial instruments

When the fair value of financial assets and liabilities recorded in the financial statements cannot be obtained in active markets, it is determined according to the hierarchy determined by IFRS 13, which establishes certain valuation techniques, including the discounted cash flow model, The data for these models are obtained, whenever possible, from observable markets or from information on comparable operations and transactions in the market. The judgments include the analyses of data, such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors may affect the reported fair value of financial instruments.

The fair value of financial instruments actively traded on organized markets is determined based on market quotes, at the end of the reporting periods.

For financial instruments not actively traded, the fair value is based on valuation techniques defined by the Company and compatible with usual market practices. These techniques include the use of recent market arm’s length transactions, the benchmarking of the fair value of similar financial instruments, the analysis of discounted cash flows or other valuation models.

6.4.	Share-based payments

The Company measures the costs of transactions with employees eligible to share-based remuneration based on the fair value of the equity instruments on the grant date. Estimating the fair value of share-based payment transactions requires determining the most appropriate valuation model, which depends on the terms and conditions of each grant. This estimate also requires determining the most appropriate inputs for the valuation model, including the expected useful life of the stock options, volatility and dividend yield, as well as making assumptions about them. The assumptions and models used to estimate the fair value of share-based payment transactions are disclosed in note 24.5.

6.5.	Provision for risks

The Company is party to several judicial and administrative proceedings (see note 21), Provisions for legal claims are recognized for all cases representing reasonably estimated probable losses. The assessment of the likelihood of loss takes into account available evidence, the hierarchy of laws, former court decisions and their legal significance, as well as the legal counsel’s opinion. The Company's management concluded that the provisions for tax, civil and labor claims are adequately presented in the consolidated financial statements.

6.6.	Estimated losses in allowance for doubtful accounts

The subsidiary Via Varejo has in its accounts receivable the amount of installment sales to be received by individual customers, over which, the estimation of losses is made in accordance with the expected percentage of losses, obtained through the observation of the historical behavior of the portfolio and updated at each reporting date.

6.7.	Tax recoverable

The Company has tax recoverable mainly related to ICMS, ICMS from Tax Substitution, PIS and Cofins. The utilization of tax credits is based on projections prepared by Management, operational issues and the consumption of the credits. See further details in note 11.

6.8.	Inventories

Inventories are measured by the lower of the acquisition cost, calculated by the average cost, and its net realizable value. The net realizable value is calculated by the average sales price, deducted from: (i) taxes over sales, (ii) personnel expenses directly related to inventories, (iii) purchase cost, and (iv) other costs necessary to bring the product in condition of sales. Inventories are reduced to its realizable value though the estimations of shrinkage, scrap, slow moving and obsolescence and estimation for merchandise that will be sold with negative gross margin.